Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Summary of Computation of Basic and Diluted Net Income (Loss) Per Share
The following table summarizes the computation of basic and diluted net loss per share attributable to the Company’s common stockholders:

	Three Months Ended March 31,
	2015	2014
Income (loss) attributable to common stock - basic:
Loss from continuing operations	$(5,931)	$45
Deemed dividend for beneficial conversion feature on Series D-2 Preferred	—	(909)
Deemed dividend for antidilution adjustments to convertible preferred stock	—	(214)
Accretion of convertible preferred stock	—	(510)
Loss from continuing operations attributable to common stock - basic	(5,931)	(1,588)
Income (loss) from discontinued operations, net of income tax expense, attributable to common stock - basic	(453)	367
Net loss attributable to common stock - basic	$(6,384)	$(1,221)

Income (loss) attributable to common stock - diluted:
Loss from continuing operations attributable to common stock - basic	$(5,931)	$(1,588)
Derivative fair value adjustment	—	(2,783)
Loss from continuing operations attributable to common stock - diluted	(5,931)	(4,371)
Income (loss) from discontinued operations, net of income tax expense, attributable to common stock - diluted	(453)	367
Net loss attributable to common stock - diluted	$(6,384)	$(4,004)

Weighted-average common shares outstanding:
Weighted-average common shares outstanding - basic	8,516,467	334,086
Allocation of common stock warrants as participating securities	—	274,988
Weighted-average common shares outstanding - diluted	8,516,467	609,074

Income (loss) per share - basic:
Continuing operations	$(0.70)	$(4.75)
Discontinued operations	(0.05)	1.10
Net loss per share - basic	$(0.75)	$(3.65)
Income (loss) per share - diluted:
Continuing operations	$(0.70)	$(7.17)
Discontinued operations	(0.05)	0.60
Net loss per share - diluted	$(0.75)	$(6.57)

The following table summarizes the computation of basic and diluted net loss per share attributable to the Company’s common stockholders:

	Years Ended December 31,
	2014	2013
Income (loss) attributable to common stock - basic:
Loss from continuing operations	$(5,603)	$(31,331)
Deemed dividend for beneficial conversion feature on Series D-2 Preferred	(909)	(4,232)
Deemed dividend for antidilution adjustments to convertible preferred stock	(214)	(6,402)
Accretion of convertible preferred stock	(510)	(5,714)
Loss from continuing operations attributable to common stock - basic	(7,236)	(47,679)
Income from discontinued operations, net of income tax expense, attributable to common stock - basic	1,369	870
Net loss attributable to common stock - basic	$(5,867)	$(46,809)

Income (loss) attributable to common stock - diluted:
Loss from continuing operations attributable to common stock - basic	$(7,236)	$(47,679)
Derivative fair value adjustment	(10,080)	—
Loss from continuing operations attributable to common stock - diluted	(17,316)	(47,679)
Income from discontinued operations, net of income tax expense, attributable to common stock - diluted	1,369	870
Net loss attributable to common stock - diluted	$(15,947)	$(46,809)

Weighted-average common shares outstanding:
Weighted-average common shares outstanding - basic	5,663,311	335,612
Allocation of common stock warrants as participating securities	273,776	—
Weighted-average common shares outstanding - diluted	5,937,087	335,612

Income (loss) per share - basic:
Continuing operations	$(1.28)	$(142.06)
Discontinued operations	0.24	2.59
Net loss per share - basic	$(1.04)	$(139.47)
Income (loss) per share - diluted:
Continuing operations	$(2.92)	$(142.06)
Discontinued operations	0.23	2.59
Net loss per share - diluted	$(2.69)	$(139.47)

Summary of Antidilutive Securities Excluded from Computation of Weighted Average Common Stock Outstanding
The following securities, presented on a common stock equivalent basis, have been excluded from the calculation of weighted average common shares outstanding because their effect is anti-dilutive.

	Three Months Ended March 31,
	2015	2014
Convertible preferred stock:
Series A Preferred	—	6,149
Series B Preferred	—	131,685
Series C Preferred	—	783,515
Series C-2 Preferred	—	173,213
Series D-1 Preferred	—	296,773
Series D-2 Preferred	—	300,549
Series C-1 Preferred warrants	14,033	14,033
Stock options	575,416	184,240
ESPP	40,334	—

The following securities, presented on a common stock equivalent basis, have been excluded from the calculation of weighted average common shares outstanding because their effect is anti-dilutive. As discussed in Note 9, in May 2014, upon completion of the IPO, all outstanding shares of the convertible preferred stock were converted into shares of common stock at their conversion prices. Therefore, as of December 31, 2014, the convertible preferred stock securities were no longer outstanding and will have no impact on net income or net loss per share.

	Years Ended December 31,
	2014	2013
Convertible preferred stock:
Series A Preferred	6,149	6,149
Series B Preferred	131,685	130,529
Series C Preferred	783,515	776,016
Series C-2 Preferred	173,213	170,967
Series D-1 Preferred	296,773	296,773
Series D-2 Preferred	300,549	281,500
Warrants to purchase Series C-1 Preferred	14,033	13,878
Warrants to purchase common stock	—	257,242
Stock options	615,322	137,610
ESPP	65,401	—
Convertible notes	—	—